                                                      1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   62 ......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   63 .....................................        X

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X_   on  May 29, 2003 pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(i)
___   on _________________ pursuant to paragraph (a)(i)
___   75 days after filing pursuant to paragraph (a)(ii)
___   on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS


May 31, 2003


INSTITUTIONAL SERVICE SHARES


A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax-exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of short-term, high-quality tax-exempt securities. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total return on a calendar year-end basis.



The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.18%.



Within the period shown the bar chart, the Fund's Institutional Service Shares highest quarterly return was 0.97% (quarter ended June 30, 2000). Its lowest quarterly return was 0.25% (quarter ended September 30, 2002).


Average Annual Total Return Table


The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.


Calendar Period	Fund
1 Year	1.08%
5 Years	2.63%
Start of Performance[1]	2.82%

1 The Fund's Institutional Service Shares start of performance date was October 15, 1993.


The Fund's Institutional Service Shares 7- Day Net Yield as of December 31, 2002 was 1.05%.


You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2003.

Total Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended March 31, 2003.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.01% for the fiscal year ended March 31, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$ 91

3 Years	$ 284

5 Years	$ 493

10 Years	$1,096

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax, including AMT. The Fund targets a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.


TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?


TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.



Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.


Variable Rate Demand Instruments


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


Municipal Notes


Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings


The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.


What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.


When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers two Share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and fiduciaries, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.


If you call before noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.



If you call after noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.04	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.98%	1.92%	3.67%	3.04%	2.98%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.97%	1.86%	3.60%	3.03%	2.93%

Expense waiver/reimbursement[3]	0.30%	0.30%	0.33%	0.32%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$375,724	$382,331	$401,942	$311,752	$273,583

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated May 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 60934N187


8062810A-SS (5/03)


Federated Investors
World-Class Investment Manager


Tax-Free Instruments Trust


A Portfolio of Money Market Obligations Trust

PROSPECTUS


May 31, 2003


INVESTMENT SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 11

Account and Share Information 14

Who Manages the Fund? 15

Financial Information 15

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of short-term, high-quality tax-exempt securities. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Investment Shares total return on a calendar year-end basis.



The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's Investment Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.14%.



Within the period shown in the bar chart, the Fund's Investment Shares highest quarterly return was 0.94% (quarter ended June 30, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2002).


Average Annual Total Return Table


The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.


Calendar Period	Fund
1 Year	0.93%
5 Years	2.48%
10 Years	2.62%


The Fund's Investment Shares 7-Day Net Yield as of December 31, 2002 was 0.90%.


You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.91%

1 Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2003.

Total Waivers of Fund Expenses	0.16%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended March 31, 2003.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended March 31, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Investment Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$ 93
3 Years	$ 290

5 Years	$ 504

10 Years	$1,120

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax, including AMT. The Fund targets a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.


Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings


The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.


What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.


When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

A CDSC will be imposed only in instances in which the Fund Shares being redeemed were acquired in exchange for shares of certain Federated Funds (See "Exchange Privileges") which carry a CDSC and the Fund Shares are redeemed within the applicable CDSC period.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund (other than a money market fund) if the shares were held for the applicable CDSC holding period;
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).


The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.


How is the Fund Sold?


The Fund offers two Share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.



BY SYSTEMATIC INVESTMENT PROGRAM (SIP)



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone


You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.



If you call before noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.



If you call after noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record ; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE


You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:


  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.83%	1.77%	3.52%	2.89%	2.83%

Ratios to Average Net Assets:

Expenses	0.75%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.81%	1.72%	3.46%	2.86%	2.78%

Expense waiver/reimbursement[3]	0.16%	0.15%	0.18%	0.17%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,239,708	$2,012,410	$1,909,380	$1,800,938	$1,771,606

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated May 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 60934N195


8062810A-IV (5/03)


EdwardJones

Edward Jones Tax-Free Money Market Fund*


PROSPECTUS



May 31, 2003



INVESTMENT SHARES



* The Investment Shares of Tax-Free Instruments Trust offered through Edward D. Jones & Co. are doing business as Edward Jones Tax-Free Money Market Fund.


Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS


May 31, 2003


INVESTMENT SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Serving Individual Investors Since 1871

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem and Exchange Shares 9

Account and Share Information 11

Who Manages the Fund? 12

Financial Information 12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of short-term, high-quality tax-exempt securities. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Investment Shares total return on a calendar year-end basis.



The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's Investment Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.14%.



Within the period shown in the bar chart, the Fund's Investment Shares highest quarterly return was 0.94% (quarter ended June 30, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2002).


Average Annual Total Return Table


The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.


Calendar Period	Fund
1 Year	0.93%
5 Years	2.48%
10 Years	2.62%


The Fund's Investment Shares 7- Day Net Yield as of December 31, 2002 was 0.90%.


You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.91%

1 Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2003.

Total Waivers of Fund Expenses	0.16%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended March 31, 2003.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended March 31, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Investment Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$93

3 Years	$290

5 Years	$504

10 Years	$1,120

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax, including AMT. The Fund targets a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.


Variable Rate Demand Instruments


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings


The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.


What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000 except that there is no minimum requirement for those shareholders in Edward D. Jones & Co. Complete Financial Organization (CFO) Accounts or who have signed an Automatic Collection and Reinvestment Service Agreement.

THE EDWARD JONES CFO ACCOUNTS


This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As a CFO Account subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. CFO Accounts also permit daily, automatic redemption of Fund Shares to satisfy debit balances in the Brokerage Accounts.


How is the Fund Sold?


The Fund offers two Share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. All Share classes have different expenses, which affect their performance. Contact your Edward D. Jones & Co. investment professional for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares


You may purchase Shares by check or wire. Fund Shares purchased before 2:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.


When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within two to three business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

When payment is made by wire with federal funds, the order is considered received within two business days. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK

To purchase Shares by check:

  s

  ign the single Authorization Form;1

  enclose a check made payable to Edward D. Jones & Co.; and

  send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.


By Wire


Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member.


1 This form is available from your Edward D. Jones & Co., investment professional. It is optional but recommended.


How to Redeem and Exchange Shares

You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling your Edward D. Jones & Co. investment professional.

If you call before 2:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time), you will receive that day's dividend and your redemption will be mailed to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


CHECKWRITING AND DEBIT CARD PRIVILEGE



You may request checks and a debit card to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check or debit card transaction is presented for payment. You may not write a check or use the debit card to close an account. The checkwriting and debit card privilege may be discontinued at any time. For further information, including checkwriting and debit card requirements, contact your Edward D. Jones & Co. investment professional.


ADDITIONAL CONDITIONS

Share Certificates


The Fund does not issue share certificates.


Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the third business day upon receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month. Otherwise, Edward D. Jones & Co. will charge you a $3.00 fee for that month. Checkwriting and CFO privileges will be deleted from accounts with zero balance after 90 days.


TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?


The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.83%	1.77%	3.52%	2.89%	2.83%

Ratios to Average Net Assets:

Expenses	0.75%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.81%	1.72%	3.46%	2.86%	2.78%

Expense waiver/reimbursement[3]	0.16%	0.15%	0.18%	0.17%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,239,708	$2,012,410	$1,909,380	$1,800,938	$1,771,606

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated May 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Edward Jones Tax-Free Money Market Fund*

Investment Company Act File No. 811-5950

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 60934N195


8062810AC (5/03)


TAX-FREE INSTRUMENTS TRUST
A Portfolio of Money Market Obligations Trust

Statement of additional Information

May 31, 2003

Investment Shares
institutional Service Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tax-Free Instruments
Trust (Fund) Investment Shares and Institutional Service Shares, dated May
31, 2003.


This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses

8062810B(5/03)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust
(Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 17, 1981, was reorganized as a portfolio of the
Trust on August 25, 2000.
  The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Investment Shares and Institutional Service Shares
(Shares). This SAI relates to both of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.


Tax-Exempt Securities
Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees.
Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.
Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.
  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.
Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's
Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction.
This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The
United States supports some GSEs with its full faith and credit. Other
GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Investment Ratings
The municipal securities in which the Fund invests must be rated in the two highest short-term rating categories or long-term rating categories by one or more nationally recognized statistical rating organizations
(NRSROs) or be of comparable quality to securities having such ratings.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Fundamental INVESTMENT Objective and Policies
The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. As a fundamental investment policy, under normal market circumstances, at least 80% of the
Fund's annual interest income that it distributes will be exempt from federal regular income tax. So long as the Fund's name includes the words
"tax-free", the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal income tax. The fundamental investment objective and policy may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940, as amended (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund will not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting Securities
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax-exempt securities which are guaranteed by the
U.S. government, regardless of the location of the issuing municipality.
Government securities, municipal securities and bank instruments are not deemed to constitute an industry.


The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10%
of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a
U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  The Fund will consider concentration to be the investment of more than
25% of the value of its total assets in any one industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded form industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, for purposes of the concentration restriction, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940
Act. In particular, the Fund will comply with the various requirements of
Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the
Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule.
Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The
Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


WHAT DO SHARES COST?
The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES (Investment shares and Institutional Service
Shares)
The Fund may pay Federated Shareholder Services Company, a subsidiary of
Federated, for providing shareholder services and maintaining shareholder accounts.  Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of
Fund assets.) The Distributor and/or Federated Shareholder Services
Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept.
The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the
Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

As of May 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Investment Shares:
Stephens, Inc., Little Rock, AR owned approximately 58,490,987 Shares
(33.87%); Lynspen & Co., Birmingham, AL owned approximately 26,369,269
Shares (15.26%); Mark D. Fisher, Houston, TX owned approximately 9,503,785
Shares (5.50%).

As of May 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: Fiduciary Trust Co. International, New York, NY owned approximately 154,551,882 Shares (40.66%).  SEI Trust Company, Oaks, PA
owned 110,598,969 Shares (29.10%); Turtle & Co., Boston, MA owned approximately 24,206,978 Shares (6.37%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Trust comprises 41 portfolios and the Federated Fund
Complex consists of 44 investment companies (comprising 138 portfolios).
Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund
Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios;
Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

As of May 1, 2003, the Fund's Board and Officers as a group owned approximately 4,054,695 Shares (1.07%) of the Fund's outstanding
Institutional Service Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Trust    From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar year)
Date Service Began
                      Principal Occupations: Chairman      $0           $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
TRUSTEE   Began
serving: October
1988                  Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal     $0          $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE    Began      Executive Officer and Director,
serving: October      Federated Investors, Inc.;
1999                  Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director   $1,514.80    $148,500
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
--------------------  Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
October 1988
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence
D. Ellis, M.D. is "interested" because his son-in-law is employed by the
Fund's principal underwriter, Federated Securities Corp.
----------------------------------------------------------------------------


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Trust    From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar year)
Date Service Began

                      Principal Occupation: Director        $1,666.27         $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director       $1,666.27         $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director        $1,666.27         $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
TRUSTEE               energy services worldwide).
Began serving:
October 1999          Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director        $1,514.80         $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director        $1,514.80         $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director       $1,666.27         $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director       $1,817.73         $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director      $1,514.80         $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
October 1988          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $1,514.80         $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

----------------------------------------------------------------------------

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
Date Service Began
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: June 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: June 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

Richard B. Fisher             Principal Occupations: Vice Chairman or Vice President
Birth Date: May 17, 1923      of some of the Funds in the Federated Fund Complex;
VICE PRESIDENT                Vice Chairman, Federated Investors, Inc.; Chairman,
                              Federated Securities Corp.
Began serving: October 1988
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 1998  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Deborah A. Cunningham is Vice President of the Trust.
Deborah A. Cunningham         Ms. Cunningham joined Federated in 1981 and has been a
Birth Date: September 15,     Senior Portfolio Manager and a Senior Vice President of
1959                          the Fund's Adviser since 1997. Ms. Cunningham served as
VICE PRESIDENT                a Portfolio Manager and a Vice President of the Adviser
Began serving: November 1998  from 1993 through 1996. Ms. Cunningham is a Chartered
                              Financial Analyst and received her M.S.B.A. in Finance
                              from Robert Morris College.

                              Mary Jo Ochson is Vice President of the Trust. Ms.
Mary Jo Ochson                Ochson joined Federated in 1982 and has been a Senior
Birth Date: September 12,     Portfolio Manager and a Senior Vice President of the
1953                          Fund's Adviser since 1996. From 1988 through 1995, Ms.
VICE PRESIDENT                Ochson served as a Portfolio Manager and a Vice
Began serving: November 1998  President of the Fund's Adviser. Ms. Ochson is a
                              Chartered Financial Analyst and received her M.B.A. in
                              Finance from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before
Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Funds' financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors; reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund's internal audit function; reviews
                              compliance with the Fund's code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

----------------------------------------------------------------------------


Board ownership of shares in the fund and in the FEDERATED family of
Investment companies AS OF DECEMBER 31, 2002

                                      Dollar            Aggregate
                                      Range of          Dollar Range of
                                      Shares            Shares Owned in
                                      Owned             Federated
                                      in Fund           Family of
Interested                                              Investment
Board Member Name                                       Companies

John F. Donahue                       None              Over $100,000

J. Christopher Donahue                Over $100,000     Over $100,000

Lawrence D. Ellis, M.D.               $1-$10,000        Over $100,000

Independent Board Member Name

Thomas G. Bigley                      None              Over $100,000

John T. Conroy, Jr.                   None              Over $100,000

Nicholas P. Constantakis              None              Over $100,000

John F. Cunningham                    None              Over $100,000

Peter E. Madden                       None              Over $100,000

Charles F. Mansfield, Jr.             None              $50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.     None              Over $100,000

Marjorie P. Smuts                     None              Over $100,000

John S. Walsh                         None              Over $100,000

----------------------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract .  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract the
Board considers many factors, among the most material of which are: the
Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's  performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize
"economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's
Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the
Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every
Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the
Fund and other funds distributed by the Distributor and its affiliates.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated
Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares.
Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
----------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended March 31      2003                 2002           2001

Advisory Fee Earned             $12,277,897          $11,782,263    $10,480,715
Advisory Fee Reduction          $1,362,771           $1,226,395     $1,690,867
Administrative Fee              $1,846,596           $1,773,401     $1,578,396
Shareholder Services Fee:
  Investment Shares             $3,109,138           --             --
  Institutional Service Shares  $44,462              --             --

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
----------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?


The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year, ten-year and Start of
Performance periods ended March 31, 2003.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 30-day period ended March 31, 2003.

                       7-Day Period   1 Year    5 Years  10 Years

Investment Shares:
Total Return
  Before Taxes         N/A            0.83%     2.36%    2.58%
Yield                  0.60%          N/A       N/A      N/A
Effective Yield        0.60%          N/A       N/A      N/A
Tax-Equivalent Yield   0.98%          N/A       N/A      N/A
----------------------------------------------------------------------

----------------------------------------------------------------------------
                       7-Day Period   1 Year    5 Years  Start of
                                                         Performance
                                                         on 10/15/1993
Institutional
Service Shares:
Total Return
  Before Taxes         N/A            0.98%     2.51%    2.76%
Yield                  0.76%          N/A       N/A      N/A
Effective Yield        0.77%          N/A       N/A      N/A
Tax-Equivalent Yield   1.24%          N/A       N/A      N/A
----------------------------------------------------------------------

----------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional
Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and
subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund.
The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                 TAXABLE YIELD EQUIVALENT FOR 2003
                         MULTISTATE MUNICIPAL FUND

------------  ----------- ---------  ---------- -----------  -----------  -----------
    TAX
 BRACKET:
  FEDERAL         10.00%    15.00%      27.00%      30.00%       35.00%       38.60%

------------  ----------- ---------  ---------- -----------  -----------  -----------
------------  ----------- ---------  ---------- -----------  -----------  -----------
   JOINT              $0-  $12,001 -   $47,451-   $114,651 -   $174,701 -       OVER
  RETURN:        $12,000   $47,450    $114,650     174,700      311,950     $311,950

  SINGLE              $0-   $6,001 -   $28,401-    $68,801 -   $143,501 -       OVER
  RETURN:         $6,000   $28,400     $68,800    $143,500     $311,950     $311,950

------------  ----------- ---------  ---------- -----------  -----------  -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ---------  ---------- ------------ -----------  -----------
------------  ----------- ---------  ---------- ------------ -----------  -----------
      0.50%        0.56%     0.59%       0.68%        0.71%       0.77%        0.81%
      1.00%        1.11%     1.18%       1.37%        1.43%       1.54%        1.63%
      1.50%        1.67%     1.76%       2.05%        2.14%       2.31%        2.44%
      2.00%        2.22%     2.35%       2.74%        2.86%       3.08%        3.26%
      2.50%        2.78%     2.94%       3.42%        3.57%       3.85%        4.07%
      3.00%        3.33%     3.53%       4.11%        4.29%       4.62%        4.89%
      3.50%        3.89%     4.12%       4.79%        5.00%       5.38%        5.70%
      4.00%        4.44%     4.71%       5.48%        5.71%       6.15%        6.51%
      4.50%        5.00%     5.29%       6.16%        6.43%       6.92%        7.33%
      5.00%        5.56%     5.88%       6.85%        7.14%       7.69%        8.14%
      5.50%        6.11%     6.47%       7.53%        7.86%       8.46%        8.96%
      6.00%        6.67%     7.06%       8.22%        8.57%       9.23%        9.77%
      6.50%        7.22%     7.65%       8.90%        9.29%      10.00%       10.59%
      7.00%        7.78%     8.24%       9.59%       10.00%      10.77%       11.40%
      7.50%        8.33%     8.82%      10.27%       10.71%      11.54%       12.21%
      8.00%        8.89%     9.41%      10.96%       11.43%      12.31%       13.03%
      8.50%        9.44%    10.00%      11.64%       12.14%      13.08%       13.84%
      9.00%       10.00%    10.59%      12.33%       12.86%      13.85%       14.66%
      9.50%       10.56%    11.18%      13.01%       13.57%      14.62%       15.47%
     10.00%       11.11%    11.76%      13.70%       14.29%      15.38%       16.29%
     10.50%       11.67%    12.35%      14.38%       15.00%      16.15%       17.10%
     11.00%       12.22%    12.94%      15.07%       15.71%      16.92%       17.92%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
IMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. IMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to meeting  investor  needs by making  structured, straightforward and consistent  investment  decisions.  Federated investment products  have a history  of  competitive  performance  and have  gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is rooted in sound methodologies  backed by fundamental and technical  research.  At Federated, success in  investment  management  does not depend solely on the skill of a single  portfolio  manager.  It  is  a  fusion  of  individual  talents  and
state-of-the-art  industry  tools  and  resources.   Federated's  investment
process  involves teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders  who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December  31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2  billion in assets and 22 money  market funds with approximately  $20.6 billion in total assets. In 1976,  Federated introduced  one of the first  municipal  bond mutual  funds in the  industry
and  is  now  one  of  the  largest   institutional   buyers  of   municipal
securities.  The Funds may quote  statistics  from  organizations  including
The Tax  Foundation  and the  National  Taxpayers  Union  regarding  the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 31 years'  experience.  As of
December   31,   2002,   Federated   managed   37  equity   funds   totaling
approximately  $16.2 billion in assets across growth,  value, equity income,
international,   index  and  sector  (i.e.   utility)  styles.   Federated's
value-oriented   management  style  combines  quantitative  and  qualitative analysis and features a  structured,  computer-assisted  composite  modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate  bond sector,  as of December 31, 2002,  Federated  managed
10 money  market  funds and 9 bond funds  with  assets  approximating  $59.4
billion  and  $6.0  billion,   respectively.   Federated's   corporate  bond
decision  making--based on intensive,  diligent credit  analysis--is  backed by over 29  years of  experience  in the  corporate  bond  sector.  In 1972,
Federated  introduced  one  of  the  first  high-yield  bond  funds  in  the industry.  In  1983,  Federated  was  one  of the  first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31, 2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4  government/agency  and
19  government  money market mutual funds,  with assets  approximating  $4.9 billion,  $0.9  billion,  $2.9  billion  and  $56.2  billion,  respectively.
Federated  trades   approximately  $90.4  billion  in  U.S.  government  and
mortgage backed  securities  daily and places  approximately  $35 billion in
repurchase   agreements  each  day.  Federated  introduced  the  first  U.S.
government  fund to  invest  in U.S.  government  bond  securities  in 1969.
Federated  has  been a  major  force  in the  short-  and  intermediate-term government  markets  since  1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector,  Federated gained  prominence in the mutual fund industry in 1974 with the creation of the first  institutional  money market fund.  Simultaneously,  the company  pioneered the use of the amortized cost method of accounting  for valuing  shares of money market funds, a principal means  used by money  managers  today to value  money  market  fund  shares.
Other  innovations  include the first  institutional  tax-free  money market fund. As of December 31, 2002,  Federated  managed  $136.2 billion in assets across  52 money  market  funds,  including  19  government,  10  prime,  22 municipal and 1 euro-denominated  with assets  approximating  $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for  oversight  of the various investment  sectors within  Federated  are:  Global Equity - Stephen F. Auth is responsible  for  overseeing  the management of Federated's  domestic and international  equity products;  Global Fixed Income - William D. Dawson III is responsible  for  overseeing  the management of Federated's  domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households  are  pursuing  their  financial goals  through  mutual funds.  These  investors,  as well as businesses  and institutions,  have  entrusted  over $6.2  trillion  to the more than  8,300 funds available, according to the Investment Company Institute.



Federated Clients Overview
Federated  distributes  mutual funds through its  subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the needs of  approximately  3,035  institutional  clients nationwide  by managing  and  servicing  separate  accounts and mutual funds
for  a  variety  of  purposes,   including   defined   benefit  and  defined
contribution  programs,  cash management,  and  asset/liability  management.
Institutional  clients  include  corporations,   pension  funds,  tax-exempt
entities,  foundations/endowments,  insurance companies,  and investment and financial  advisers.  The marketing  effort to these  institutional  clients is  headed  by John B.  Fisher,  President,  Institutional  Sales  Division,
Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include  more  than  1,600  banks  and  trust organizations.  Virtually  all of the  trust  divisions  of the top 100 bank holding  companies use Federated  funds in their  clients'  portfolios.  The marketing  effort to trust clients is headed by Timothy C.  Pillion,  Senior
Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are available to consumers  through major  brokerage  firms nationwide--Federated  has over 2,000  broker/dealer and bank  broker/dealer relationships  across the  country--supported  by more  wholesalers than any
other   mutual   fund   distributor.   Federated's   service  to   financial
professionals  and  institutions  has  earned  it high  ratings  in  several surveys  performed  by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service  quality  measurement.  The marketing  effort to these firms is headed by James F. Getz,  President,  Broker/Dealer Sales Division,
Federated Securities Corp.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended March 31,
2003 are incorporated herein by reference to the Annual Report to
Shareholders of Tax-Free Instruments Trust dated March 31, 2003.


INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign
(+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1.
(The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign(+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions thatn obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest rating assigned by Standard
& Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investors Service (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of seniorshort-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.
Where the credit risk is particularly strong, a "+" is added to the assigned rating.

 F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

 F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

Tax-Free Instruments Trust
Investment Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23     Exhibits:

            (a)   (i)         Conformed copy of Restatement and
                              Amendment Numbers 1-18 to the
                              Declaration of Trust of the
                              Registrant; (35)
                  (ii)        Form of Declaration of Trust
                              Amendment No. 19; (42)
                  (iii)       Conformed copy of Amendment No. 20 to
                              the Amended and Restated Declaration
                              of Trust; +
            (b)   (i)         Copy of By-Laws and Amendments 1-4 of
                              the Registrant; (35)
                  (ii)        Amendment #5 to By-Laws (42)
            (c)               Copy of Specimen Certificate for
                              Shares of Beneficial Interest of the
                              Registrant; (See Appendix)
            (d)   (i)         Conformed copy of Investment Advisory
                              Contract and Exhibits A-PP of the
                              Registrant; (35)
                  (ii)        Conformed copy of Amendment to the
                              Investment Advisory Contract of the
                              Registrant; (38)
            (e)   (i)         Conformed copy of Distributor's
                              Contract and Exhibits A-R of the
                              Registrant; (35)
                  (ii)        Form of Exhibit S to the
                              Distributor's Contract (42)
                  (iii)       Conformed copy of Amendment to the
                              Distributor's Contract of the
                              Registrant; (38)
                  (iv)        Conformed copy of Distributor's
                              Contract of the Registrant;
                  (v)         (Liberty U.S. Government Money Market
                              Trust - Class B Shares); (23)
                  (vi)        Form of Exhibit J to the
                              Distribution Plan (42)
                  (vii)       The Registrant hereby incorporates
                              the conformed copy of the specimen
                              Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/ Mutual
                              Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series II
                              Registration Statement on Form N-1A
                              filed with the Commission on July 24,
                              1995. (File Nos. 33-38550 and
                              811-6269).
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement
                              of the Registrant; (8)
                  (ii)        Conformed copy of Custodian Fee
                              Schedule; (17)
            (h)   (i)         Conformed copy of Amended and
                              Restated Agreement for Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services
                              and Custody Services Procurement; (21)
                  (ii)        Conformed copy of Amendment to
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and Custody
                              Services Procurement; (38)
                  (iii)       Conformed copy of Amended and
                              Restated Shareholder Services
                              Agreement of the Registrant; (21)
                  (iv)        Conformed copy of Principal
                              Shareholder Services Agreement
                              (Liberty U.S. Government Money Market
                              Trust - Class B Shares); (23)
                  (v)         Conformed copy of Shareholder
                              Services Agreement (Liberty U.S
                              Government Money Market Trust - Class
                              B Shares); (23)
                  (vi)        Conformed copy of Shareholder
                              Services Agreement (Massachusetts
                              Municipal Cash Trust - Boston 1784
                              Fund Shares); (24)
                  (vii)       Conformed Copy of Exhibit to the
                              Amended and Restated Shareholder
                              Services Agreement; (30)
                  (viii)      The responses described in Item
                              23(e)(iv) are hereby incorporated by
                              reference.
                  (ix)        The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Shareholder Services Sub-Contract
                              between Fidelity and Federated
                              Shareholder Services from Item
                              24(b)(9)(iii) of the Federated GNMA
                              Trust Registration Statement on Form
                              N-1A, filed with the Commission on
                              March 25, 1996 (File Nos. 2-75670 and
                              811-3375).
                  (x)         The Registrant hereby incorporated
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement from Item (h) (v) of the
                              Investment Series Funds, Inc.
                              Registration Statement on Form N-1A,
                              filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and
                              811-07021).
            (i)               Conformed copy of Opinion and Consent
                              of Counsel as to legality of shares
                              being registered; (12)
            (j)   (i)         Conformed copy of Consent of Ernst
                              & Young LLP for:
                              (a)   Automated Government Cash
                                    Reserves; (40)
                              (b)   Automated Treasury Cash
                                    Reserves; (40)
                              (c)   U.S. Treasury Cash Reserves;
                                    (40)
                              (d)   Tax Free Instruments Trust; +
                              (e)   California Municipal Cash
                                    Trust; (31)
                              (f)   Alabama Municipal Cash Trust;
                                    Arizona Municipal Cash Trust;
                                    Connecticut Municipal Cash
                                    Trust; Florida Municipal Cash
                                    Trust; Georgia Municipal Cash
                                    Trust; Maryland Municipal Cash
                                    Trust; Massachusetts Municipal
                                    Cash Trust; Michigan Municipal
                                    Cash Trust; Minnesota Municipal
                                    Cash Trust; New Jersey
                                    Municipal Cash Trust; New York
                                    Municipal Cash Trust; North
                                    Carolina Municipal Cash Trust;
                                    Ohio Municipal Cash Trust;
                                    Pennsylvania Municipal Cash
                                    Trust; Virginia Municipal Cash
                                    Trust; (42)
                              (g)   Federated Short-Term U.S.
                                    Government Trust; Automated
                                    Government Money Trust;(41)
                              (h)   Liberty U.S. Government Money
                                    Market Trust; (41) Money Market
                                    Trust; Money Market
                                    Management;  (41)
            (j)                     Trust for U.S. Treasury
                                    Obligations; (41)
                  (ii)              Conformed copy of Consent of
                                    Deloitte & Touche LLP for:
                                    Automated Cash Management
                                    Trust; Liquid Cash Trust;
                                    Federated   Master Trust; Trust
                                    for Government Cash Reserves;
                                    Trust for Short-Term U.S.
                                    Government Securities;
                                    Government Obligations Fund;
                                    Government Obligations
                                    Tax-Managed Fund; Prime
                                    Obligations Fund; Tax-Free
                                    Obligations Fund; Treasury
                                    Obligations Fund; Municipal
                                    Obligations Fund; Prime Cash
                                    Obligations Fund; Prime Value
                                    Obligations Fund; (41)
                              (b)   Federated Tax-Free Trust; (32)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (12)
            (m)   (i)         Conformed copy of Distribution Plan
                              and Exhibits A-I of the Registrant;
                              (35)
                  (ii)        The responses described in Item
                              23(e)(iv) are hereby incorporated by
                              reference.
            (n)               The Registrant hereby incorporates
                              the conformed copy of the Multiple
                              Class Plan from Item (n) of the
                              Federated GNMA Trust Registration
                              Statement on Form N-1A, filed with
                              the Commission on March 27, 2003.
                              (File Nos. 2-45670 and 811-3375).
            (o)   (i)         Conformed copy of Power of Attorney
                              of the Registrant; (23)
                  (ii)        Conformed copy of Power of Attorney
                              of Chief Investment Officer of the
                              Registrant; (23)
                  (iii)       Conformed copy of Power of Attorney
                              of Treasurer of the Registrant: (18)
                  (iv)        Conformed copy of Power of Attorney
                              of Trustee of the Registrant; (26)
            (p)               The Registrant hereby incorporates
                              the conformed copy of the Code of
                              Ethics for Access Persons from Item
                              23 (p) of the Federated High Yield
                              Trust, Registration Statement on Form
                              N-1A filed with the Commission on
                              April 28, 2003. (File Nos. 2-91091
                              and 811-4018).

___________________________________________________________
+ All exhibits are being filed electronically.

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 20, 1989.
      (File Nos. 33-31602 and 811-5950).
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 8 on Form N-1A filed June 1,
      1994. (File Nos. 33-31602 and 811-5950).
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed September
      29, 1995. (File Nos. 33-31602 and 811-5950).
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed September
      28, 1998. (File Nos. 33-31602 and 811-5950).
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 on Form N-1A filed February
      12, 1999. (File Nos. 33-31602 and 811-5950).
21.   Response is incorporated by reference to Registrant' s
      Post-Effective Amendment No. 33 on Form N-1A filed August 27,
      1999. (File Nos. 33-31602 and 811-5950).
23.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 36 on Form N-1A filed October
      29, 1999. (File Nos. 33-31602 and 811-5950).
24.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed November
      17, 1999. (File Nos. 33-31602 and 811-5950).
26.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed February
      25, 2000. (File Nos. 33-31602 and 811-5950).
30.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed September
      28, 2000. (File Nos. 33-31602 and 811-5950).
31.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 47 on Form N-1A filed December
      14, 2000. (File Nos. 33-31602 and 811-5950).
32.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 48 on Form N-1A filed December
      26, 2000. (File Nos. 33-31602 and 811-5950).
35.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 51 on Form N-1A filed May 29,
      2001. (File Nos. 33-31602 and 811-5950).
36.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 52 on Form N-1A filed June 25,
      2001. (File Nos. 33-31602 and 811-5950).
37.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 53 on Form N-1A filed September
      14, 2001. (File Nos. 33-31602 and 811-5950).
38.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 54 on Form N-1A filed September
      28, 2001. (File Nos. 33-31602 and 811-5950).
39.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 56 on Form N-1A filed May 28,
      2002. (File Nos. 33-31602 and 811-5950).
40.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 57 on Form N-1A filed on June
      28, 2002 (File Nos. 33-31602 and 811-5950).
41.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 58 on Form N-1A filed on
      September 30, 2002.
42.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 59 on Form N-1A filed on
      December 20, 2002.

Item 24.    Persons Controlled by or Under Common Control with the
            Fund:

      None

Item 25.    Indemnification:  (1)

         Item 26.                               Business and Other
         Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in
            Part A. The affiliations with the Registrant of four of the
            Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
            Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief
            Financial Officer, Federated Investors, Inc.), 1001 Liberty
            Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
            principal of the firm, Mark D. Olson & Company, L.L.C. and
            Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
            Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                    J. Thomas Madden

President/ Chief Executive Officer and Trustee:   Keith M. Schappert

Executive Vice Presidents:                        Stephen F. Auth
                                                  William D. Dawson, III

Senior Vice Presidents: Joseph M. Balestrino

David A. Briggs

Jonathan C. Conley

Christopher F. Corapi

Deborah A. Cunningham

Linda A. Duessel

Mark E. Durbiano

James E. Grefenstette

Robert M. Kowit

Jeffrey A. Kozemchak

Susan M. Nason

Mary Jo Ochson

Robert J. Ostrowski

Frank Semack

Richard Tito

Peter Vutz

Vice Presidents:
Todd A. Abraham
J. Scott Albrecht
Randall S. Bauer
Nancy J.Belz
G. Andrew Bonnewell
David M. Bruns
Robert E. Cauley
Regina Chi
Ross M. Cohen
Fred B. Crutchfield
Lee R. Cunningham, II
Alexandre de Bethmann
Anthony Delserone,Jr.
Donald T. Ellenberger
Eamonn G. Folan
John T. Gentry
David P. Gilmore
Curtis R. Gross
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
Nikola A. Ivanov
William R. Jamison
Constantine J. Kartsonas
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Steven Lehman
Marian R. Marinack
Natalie F. Metz
Thomas J. Mitchell
Joseph M. Natoli
John L. Nichol
Mary Kay Pavuk
Jeffrey A. Petro
John P. Quartarolo
Ihab L. Salib
Roberto Sanchez-Dahl, Sr.
Aash M. Shah
John Sidawi
Michael W. Sirianni, Jr.
Christopher Smith
Timothy G. Trebilcock
Leonardo A. Vila
Stephen J. Wagner
Paige M. Wilhelm
Richard M. Winkowski, Jr.
Lori A. Wolff
George B. Wright

Assistant Vice Presidents: Lori Andrews
Catherine A. Arendas
Nicholas P. Besh
Hanan Callas
David W. Cook
James R. Crea, Jr.
Karol M. Crummie
David Dao

Richard J. Gallo

Kathyrn P. Glass

Igor Golalic

James Grant

Anthony Han

Carol B. Kayworth

Angela A. Kohler

Robert P. Kozlowski

Ted T. Lietz, Sr.

Monica Lugani

Tracey L. Lusk

Ann Manley

Theresa K. Miller

Karl Mocharko

Bob Nolte

Rae Ann Rice

Jennifer G. Setzenfand

Diane R. Startari

Kyle D. Stewart

Mary Ellen Tesla

Nichlas S. Tripodes

Michael R. Tucker

Mark Weiss

Secretary: G. Andrew Bonnewell

Treasurer: Thomas R. Donahue

Assistant Secretaries: Jay S. Neuman

Leslie K. Ross

Assistant Treasurer: Denis McAuley, III

          The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
          Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
          investment companies in the Federated Fund Complex described in
          Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a)Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.;
                  Edward Jones Money Market Fund; Edward Jones
                  Tax-Free Money Market Fund; Federated American
                  Leaders Fund, Inc.; Federated Adjustable Rate
                  Securities Fund; Federated Capital Income Fund,
                  Inc.; Federated Core Trust; Federated Equity
                  Funds; Federated Equity Income Fund, Inc.;
                  Federated Fixed Income Securities, Inc.; Federated
                  GNMA Trust; Federated Government Income
                  Securities, Inc.; Federated High Income Bond Fund,
                  Inc.; Federated High Yield Trust; Federated Income
                  Securities Trust; Federated Income Trust;
                  Federated Index Trust; Federated Institutional
                  Trust; Federated Insurance Series; Federated
                  International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration
                  Government Fund, Inc.; Federated Managed
                  Allocation Portfolios; Federated Municipal
                  Opportunities Fund, Inc.; Federated Municipal
                  Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Short-Term
                  Municipal Trust; Federated Stock and Bond Fund,
                  Inc.; Federated Stock Trust; Federated Total
                  Return Government Bond Fund; Federated Total
                  Return Series, Inc.; Federated U.S. Government
                  Bond Fund; Federated U.S. Government Securities
                  Fund: 1-3 Years; Federated U.S. Government
                  Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal
                  Trust; Money Market Obligations Trust; CCMI Funds;
                  Regions Morgan Keegan Select Funds; RIGGS Funds;
                  SouthTrust Funds; and Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a)
of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset
                                    Management Group (IAMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds           5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

State Street Bank and               P.O. Box 8600
Trust Company                       Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services: Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the
            provisions of Section 16(c) of the 1940 Act with
            respect to the removal of Trustees and the calling of
            special shareholder meetings by shareholders.

                             SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST
SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th
day of May, 2003.

                        MONEY MARKET OBLIGATIONS TRUST

                        BY: /s/ G. Andrew Bonnewell
                        G. Andrew Bonnewell, Assistant Secretary
                        May 28, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    TITLE                   DATE

By:/s/ G. Andrew Bonnewell Attorney In Fact       May 28, 2003
G. Andrew Bonnewell        For the Persons
ASSISTANT SECRETARY        Listed Below

      NAME                                  TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

William D. Dawson, III*             Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

*By Power of Attorney

Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)      Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
         filed on December 29, 1993.  File Nos. 33-31259 and
         811-5911).
(ii)     Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A
         filed on March 16, 1998.  File Nos. 33-31259 and 811-5911).
(iii)    Automated Cash Management Trust - Institutional Service
         Shares and Cash II Shares; (Response is incorporated by
         reference to Post-Effective Amendment No. 8 on Form N-1A
         filed June 1, 1994.  File Nos. 33-31602 and 811-5950).
(iv)     Automated Government Money Trust; (Response is
         incorporated by reference to Initial Registration
         Statement on Form N-1 filed on May 28, 1982.  File Nos.
         2-77822 and 811-3475).
(v)      California Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
         filed on December 19, 1997.  File Nos. 33-31259 and
         811-5911).
(vi)     Connecticut Municipal Cash Trust; (Response is
         incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989.  File Nos.
         33-31259 and 811-5911).
(vii)    Federated Master Trust; (Response is incorporated by
         reference to Post-Effective Amendment No. 39 on Form N-1A
         filed January 23, 1996.  File Nos. 2-60111 and 811-2784).
(viii)   Federated Short-Term U.S. Government Trust; (Response is
         incorporated by reference to Post-Effective Amendment No.
         1 on Form N-1A filed October 22, 1987.  File Nos. 33-12322 and 811-5035).
(ix)     Federated Tax-Free Trust; (Response is incorporated by
         reference to Initial Registration Statement on Form S-5
         filed December 27, 1978.  File Nos. 2-63343 and 811-2891).
(x)      Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A
         filed on September 19, 1994.  File Nos. 33-31259 and
         811-5911).
(xi)     Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A
         filed on May 31, 1995.  File Nos. 33-31259 and 811-5911).
(xii)    Liberty U.S. Government Money Market Trust; (Response is
         incorporated by reference to Post-Effective Amendment No.
         35 on Form N-1A filed April 25, 1996.  File Nos. 2-65447
         and 811-2956).
(xiii)   Liquid Cash Trust; (Response is incorporated by reference
         to Pre-Effective Amendment No. 3 on Form N-1A filed
         December 8, 1980.  File Nos. 2-67655 and 811-3057).
(xiv)    Maryland Municipal Cash Trust; (Response is incorporated
         by reference to Post-Effective Amendment No. 22 on Form
         N-1A filed on March 2, 1994.  File Nos. 33-31259 and
         811-5911).
(xv)     Massachusetts Municipal Cash Trust - Institutional Service
         Shares and BayFunds Shares; (Response is incorporated by
         reference to Post-Effective Amendment No. 21 on Form N-1A
         filed on December 29, 1993.  File Nos. 33-31259 and
         811-5911).
(xvi)    Michigan Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
         filed on December 19, 1997.  File Nos. 33-31259 and
         811-5911).
(xvii)   Minnesota Municipal Cash Trust - Institutional Shares and
         Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
         December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xviii)  New Jersey Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
         filed on December 29, 1993.  File Nos. 33-31259 and
         811-5911).
(xix)    North Carolina Municipal Cash Trust; (Response is
         incorporated by reference to Post-Effective Amendment No.
         21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
(xx)     Ohio Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
         filed on December 19, 1997.  File Nos. 33-31259 and
         811-5911).
(xxi)    Ohio Municipal Cash Trust - Cash II Shares; (Response is
         incorporated by reference to Post-Effective Amendment No.
         21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
(xxii)   Pennsylvania Municipal Cash Trust - Institutional Shares;
         (Response is incorporated by reference to Post-Effective
         Amendment No. 35 on Form N-1A filed on May 19,1995.  File
         Nos. 33-31259 and 811-5911).
(xxiii)  Pennsylvania Municipal Cash Trust - Institutional Service
         Shares and Cash Series Shares; (Response is incorporated
         by reference to Post-Effective Amendment No. 21 on Form
         N-1A filed on December 29, 1993.  File Nos. 33-31259 and
         811-5911).
(xxiv)   Tennessee Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A
         filed on February 29,1996.  File Nos. 33-31259 and
         811-5911).
(xxv)    Treasury Obligations Fund - Institutional Capital Shares;
         (Response is incorporated by reference to Post-Effective
         Amendment No. 22 on Form N-1A filed September 23, 1997.
         File Nos. 33-31602 and 811-5950).
(xxvi)   Trust for Government Cash Reserves; (Response is
         incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and
         811-5772).
(xxvii)  Trust for Short-Term U.S. Government Securities; (Response
         is incorporated by reference to Post-Effective Amendment
         No. 53 on Form N-1A filed January 23, 1995.  File Nos.
         2-54929 and 811-2602).
(xxviii) Trust for U.S. Treasury Obligations; (Response is
         incorporated by reference to Post-Effective Amendment No.
         27 on Form N-1A filed November 27, 1994.  File Nos.
         2-49591 and 811-2430).
(xxix)   Virginia Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
         filed on December 29, 1993.  File Nos. 33-31259 and
         811-5911).
(xxx)    Liberty U.S. Government Money Market Trust and Liquid
         Cash; (Response is incorporated by reference to
         Post-Effective Amendment No 41 on Form N-1A filed on May
         25,2000. File Nos. 33-31602 and 811-5950).
(xxxi)   Liberty U.S. Government Money Market Trust (Response is
         incorporated by reference to  Post-Effective Amendment No.
         41 on Form N-1A filed on May 25,2000. File Nos. 33-31602
         and 811-5950).

(xxxii)  Liquid Cash Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on
         May 25,2000. File Nos. 33-31602 and 811-5950).